19. RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Accounts Payable, Related Parties	$ 45,330	$ 108,211
Ruituo
Accounts Payable, Related Parties	0	66,633
Beiguo Auto
Accounts Payable, Related Parties	222	16,978
Xinji Beiguo Mall
Accounts Payable, Related Parties	$ 45,108	$ 24,600